As filed with the Securities and Exchange Commission on September 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------

PRINCIPAL AMOUNT    SECURITY(@)                                                                RATING                       VALUE(+)
($000's omitted)                                                                           Moody's    S&P         ($000's omitted)
ARIZONA (0.8%)
               750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due                                         794(^^)
                    7/15/17                                                                                        ----------

CALIFORNIA (135.9%)
               580  Abag Fin. Au. Cert. of Participation Rev. (Channing House), Ser.                  BBB                 586(B)
                    1999, 4.90%, due 2/15/09
             3,050  Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes                        BBB(+)            3,081(B)
                    Foundation), Ser. 1998, 5.13%, due 7/1/18
             1,000  Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C, 5.13%,        Baa1      BBB(+)            1,014(B)
                    due 3/1/18
             1,250  Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001 A, (MBIA        Aaa                         1,337
                    Insured), 5.38%, due 12/1/17
             1,285  Bay Area Governments Assoc. BART SFO Extension Rev. (Arpt. Premium      Aaa       AAA               1,330
                    Fare), Ser. 2002 A, (AMBAC Insured), 5.00%, due 8/1/21
             1,000  Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998, (FSA Insured),           Aaa       AAA               1,022
                    5.13%, due 6/1/16
               450  California Co. Tobacco Securitization Agcy. Tobacco Settlement          Baa3                          452
                    Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19
             1,750  California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,        Aaa       AAA               1,811(B)
                    5.00%, due 11/1/21
             2,000  California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),         A2        A                 2,076(B)
                    Ser. 2004 I, 4.95%, due 7/1/26
             2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser.      A2                          2,054(B)
                    2005, 5.00%, due 11/15/21
             1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser. 1998                AAA               1,022(B)
                    B, 5.00%, due 10/1/20
             2,000  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2006 E, (FGIC          Aaa       AAA               2,025
                    Insured), 4.88%, due 2/1/17
               500  California Muni. Fin. Au. Ed. Rev. (American Heritage Ed.                         BBB(-)              509(B)
                    Foundation Proj.), Ser. 2006 A, 5.00%, due 6/1/16
             4,000  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),     Aaa       AAA               4,223(B)
                    Ser. 1996 A, (MBIA Insured), 5.35%, due 12/1/16
             1,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic        Baa2      BBB(+)            1,547(B)
                    Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17
             3,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste                     BBB               3,008(B)
                    Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23
             1,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste                     BBB               1,002(B)
                    Management, Inc. Proj.), Ser. 2002 C, 4.85%, due 12/1/27 Putable
                    11/30/07
             4,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,        Aaa       A(-)              4,925
                    5.75%, due 5/1/17 Pre-Refunded 5/1/12
             1,000  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,        Aaa       A(-)              1,078
                    5.38%, due 5/1/22 Pre-Refunded 5/1/12
             2,250  California St. G.O., Ser. 2002, 5.00%, due 10/1/17                      A1        A(+)              2,344
             1,000  California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev.         Aaa       AAA               1,064
                    (Cap. East End Complex), Ser. 2002 A, (AMBAC Insured), 5.25%, due
                    12/1/16
             1,095  California St. Pub. Works Board Lease Rev. (California Comm.            A2        A                 1,174
                    Colleges), Ser. 2004 B, 5.50%, due 6/1/20

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
-------------------------------------------------------------------------


PRINCIPAL AMOUNT                      SECURITY(@)                                              RATING                       VALUE(+)
($000's omitted)                                                                           Moody's    S&P       ($000's omitted)
             3,000  California St. Pub. Works Board Lease Rev. (Regents of the Univ. of     Aaa       AAA               3,222
                    California, UCLA Replacement Hosp.), Ser. 2002 A, (FSA Insured),
                    5.38%, due 10/1/13
             1,000  California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary                Baa3                        1,052
                    Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12
             2,000  California Statewide CDA Cert. of Participation Rev. (Children's        Baa1      BBB(+)            2,034(B)
                    Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19
             1,765  California Statewide CDA Cert. of Participation Rev. (The Internext               BBB               1,783(B)
                    Group), Ser. 1999, 5.38%, due 4/1/17
             1,000  California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser.                  A                 1,023(B)
                    2005 A, 5.00%, due 3/1/20
             5,000  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.       A3        A(+)              5,376(B)
                    2003 A, 6.00%, due 10/1/16
               500  California Statewide CDA Rev., (Valley Care Hlth. Sys.) Ser. 2007                                     491(B)(^^)
                    A, 4.80%, due 7/15/17
             1,500  California Statewide CDA Rev., (California Baptist Univ.) Ser. 2007                                 1,513(B)(^^)
                    A, 5.30%, due 11/1/18
             1,000  California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser.                  BBB(+)            1,005(B)
                    2005 G, 5.00%, due 7/1/22
             3,000  California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 E,                   A(+)              3,029(B)
                    4.70%, due 11/1/36 Putable 6/1/09
             1,000  Central Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.           Baa2      AAA               1,052(B)
                    (Comm. Hosp. of Central California Proj.), Ser. 2000, 5.50%, due
                    2/1/14
             1,020  Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev.                  BBB               1,005
                    Proj.), Ser. 2002 B, 4.40%, due 11/1/16
             2,550  Contra Costa Comm. College Dist. G.O., Ser. 2002, (FGIC Insured),       Aaa       AAA               2,710
                    5.25%, due 8/1/17
               610  Elk Grove Spec. Tax Rev. (East Franklin Comm. Fac. Dist. Number 1),                                   634(^^)
                    Ser. 2002 A, 5.38%, due 8/1/17
               820  Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/12                                   819(^^)
               250  Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007 B, 4.40%, due 9/1/13                                   248(^^)
             1,000  Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002 A, (MBIA Insured),       Aaa       AAA               1,147
                    6.00%, due 2/1/17
             2,835  Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev.      Aaa       AAA               3,007
                    Proj.), Ser. 2002, (MBIA Insured), 5.00%, due 12/1/16
             2,480  Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev.      Aaa       AAA               2,663
                    Proj.), Ser. 2002, (MBIA Insured), 5.25%, due 12/1/17
             1,000  Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002, (FGIC            Aaa       AAA               1,064
                    Insured), 5.38%, due 8/1/17
             1,245  Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long      Aaa       AAA               1,336
                    Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002 A, (AMBAC
                    Insured), 5.38%, due 8/1/17
               660  Long Beach Bond Fin. Au. Tax Allocation Rev. (North Long Beach          Aaa       AAA                 707
                    Proj.), Ser. 2002 A, (AMBAC Insured), 5.38%, due 8/1/17
               500  Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due        Aaa       AAA                 566
                    11/1/17
             1,275  Los Angeles Co. Long Beach Unified Sch. Dist. G.O., Ser. 2002 D,        Aaa                         1,330
                    (FSA Insured), 5.00%, due 8/1/17

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------


PRINCIPAL AMOUNT                      SECURITY(@)                                              RATING                       VALUE(+)
($000's omitted)                                                                           Moody's    S&P       ($000's omitted)
     5,000   Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.), Ser.              Aaa       AAA               5,276
             2002 A, (FGIC Insured), 5.25%, due 5/15/18
       500   Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000 A, (FSA                  Aaa       AAA                 526
             Insured), 5.38%, due 8/1/17
     1,045   Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC                   Aaa       AAA               1,093
             Insured), 5.00%, due 7/1/17
     1,090   Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured), 5.13%,               Aaa       AAA               1,147
             due 9/1/17
       535   Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,             Aaa       AAA                 561
             Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16
       565   Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev.,             Aaa       AAA                 591
             Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17
       500   Northstar Comm. Svcs. Dist. Spl. Tax (Comm. Facs. Dist. No. 1),                                              489(^^)
             Ser. 2006, 4.70%, due 9/1/18
       500   Northstar Comm. Svcs. Dist. Spl. Tax (Comm. Facs. Dist. No. 1),                                              488(^^)
             Ser. 2006, 4.75%, due 9/1/19
     1,045   Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/15                 Aaa       AAA               1,094
     1,210   Oakland  G.O., Ser. 2002 A, (FGIC Insured), 5.00%, due 1/15/18                 Aaa       AAA               1,258
       605   Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003,                       A                   641
             5.00%, due 9/1/16
       635   Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003,                       A                   673
             5.00%, due 9/1/17
     1,290   Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev.            Aaa       AAA               1,389
             Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17
     1,445   Oceanside Cert. of Participation Ref. Rev., Ser. 2003 A, (AMBAC                Aaa       AAA               1,548
             Insured), 5.25%, due 4/1/14
     3,890   Port of Oakland Ref. Rev., Ser. 2002 N, (MBIA Insured), 5.00%, due             Aaa       AAA               4,076
             11/1/13
     2,655   Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr.             Aaa       AAA               2,747
             & Swr. Rev., Ser. 2001 A, (FGIC Insured), 5.00%, due 7/1/19
       440   Roseville Stone Point Comm. Fac. District Number 1 Special Tax                                               453(^^)
             Rev., Ser. 2003, 5.70%, due 9/1/17
     2,600   Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997 K, (AMBAC                   Aaa       AAA               2,945
             Insured), 5.70%, due 7/1/17
       830   San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.                   Baa2                          839
             Proj.), Ser. 2003 B, 4.80%, due 9/1/15
       820   San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.                   Baa2                          831
             Proj.), Ser. 2003 B, 4.90%, due 9/1/16
     2,000   San Diego Unified Sch. Dist. G.O., Ser. 2002 D, (FGIC Insured),                Aaa       AAA               2,135
             5.25%, due 7/1/21
     3,000   San Francisco Bay Area Toll Au. Toll Bridge Rev., Ser. 2001 D,                 Aa3       AA                3,132
             5.00%, due 4/1/17
     1,500   San Francisco City & Co. Int'l. Arpt. Second Ser. Rev., (FGIC                  Aaa       AAA               1,543
             Insured), 5.25%, due 5/1/16
     5,000   San Francisco City & Co. Redev. Agcy. Lease Ref. Rev. (George R.               Aaa       AAA               5,229
             Moscone Convention Ctr.), Ser. 2003, (FSA Insured), 5.00%, due
             7/1/17
     1,000   San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due               Aaa       AAA               1,034
             3/1/11
     1,615   San Jose Arpt. Ref. Rev., Ser. 2003 B, (FSA Insured), 5.00%, due               Aaa       AAA               1,680
             3/1/12
     2,500   San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,                  Aaa       AAA               2,646
             (AMBAC Insured), 5.25%, due 6/1/17

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
-------------------------------------------------------------------------


PRINCIPAL AMOUNT                      SECURITY(@)                                              RATING                       VALUE(+)
($000's omitted)                                                                           Moody's    S&P       ($000's omitted)
     1,000   San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser.              Aaa       AAA               1,000(B)
             2002 J-1, (AMBAC Insured), 4.95%, due 12/1/22
     1,620   Santa Clara Co. Fremont Union High Sch. Dist. G.O., Ser. 2002 C,               Aaa       AAA               1,713
             (FSA Insured), 5.00%, due 9/1/20
     1,000   Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003,                                         1,015(^^)
             6.13%, due 3/1/13
     3,905   Solano Co. Cert. of Participation Rev., Ser. 2002, (MBIA Insured),             Aaa       AAA               4,181
             5.25%, due 11/1/17
     1,000   South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev.                Aaa       AAA               1,055
             Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16
       600   Univ. of California Regents Cert. of Participation Rev. (San Diego             Aa2                           627
             Campus & Sacramento Proj.), Ser. 2002 A, 5.25%, due 1/1/18
     1,000   Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser. 2000 K,            Aaa       AAA               1,025
             (MBIA Insured), 5.00%, due 9/1/12                                                                     ----------
                                                                                                                      134,180
                                                                                                                   ----------
FLORIDA (0.8%)
       750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.               Ba1       BB(+)               781(B)
            of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                                                      ----------

GEORGIA (1.0%)
     1,000  De Kalb Co. Dev. Au. Ref. PCR (General Motors Corp. Proj.), Ser.                Caa1      B(-)              1,009(B)
            2002, 6.00%, due 3/15/21                                                                               ----------

GUAM (0.7%)
       700  Guam Gov't. Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005,              Ba2                          737
            5.50%, due 7/1/16                                                                                      ----------

LOUISIANA (2.9%)
     1,500  Morehouse Parish Ref. PCR (Int'l. Paper Co. Proj.), Ser. 2001 A,                Baa3      BBB               1,535(B)
            5.25%, due 11/15/13
     1,250  Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev.,             Baa3      BBB               1,301
            Ser. 2001 B, 5.50%, due 5/15/30                                                                        ----------
                                                                                                                        2,836
                                                                                                                   ----------

NEW YORK (1.1%)
       500  New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),                                             525(^^)
            Ser. 2005 A, 6.25%, due 3/1/15
       500  New York City IDA Spec. Fac. Rev. (American Airlines, Inc. J.F.K.                         B                   570(B)
            Int'l. Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                                                      ----------
                                                                                                                        1,095
                                                                                                                   ----------

NORTH CAROLINA (1.5%)
     1,405  North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser.               A3        BBB(+)            1,488
            2003 A, 5.50%, due 1/1/14                                                                              ----------

OHIO (0.5%)
       500  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container                                CCC(+)              496(n)(B)
            Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                                                 ----------

PENNSYLVANIA (1.1%)
     1,000  Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of                       BBB               1,047(B)
            the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due                                         ----------
            1/1/18

PUERTO RICO (6.6%)
     1,265  Puerto Rico Children's Trust Tobacco Settlement Asset-Backed Rev.,              Baa3      BBB               1,282
            Ser. 2002, 5.38%, due 5/15/33

See Notes to Schedule of Investments

                                                                                                           JULY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
-------------------------------------------------------------------------


PRINCIPAL AMOUNT                      SECURITY(@)                                              RATING                       VALUE(+)
($000's omitted)                                                                           Moody's    S&P       ($000's omitted)
     1,000  Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev.                               A                 1,037(B)
            (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A, (ACA
            Insured), 5.25%, due 8/1/15
     3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured),                  Aaa       AAA               3,170
            5.25%, due 8/1/17
     1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A, (FSA Insured),                  Aaa       AAA               1,051
            5.25%, due 8/1/21                                                                                      ----------
                                                                                                                        6,540
                                                                                                                   ----------
TEXAS (3.3%)
       900  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A,              Baa2      BB                  960(B)
            6.75%, due 4/1/38 Putable 4/1/13
       750  Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.), Ser. 1999              Ba1       BBB(-)              782(B)
            B, 7.75%, due 12/1/18
     1,000  Brazos River Harbor Navigation Dist. of Brazoria Co. Env. Fac. Rev.                       A(-)                1,009(B)
            (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%, due 5/15/33
       500  Dallas-Fort Worth Int'l. Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1,             Ba2                           502(B)
            6.15%, due 1/1/16                                                                                      ----------
                                                                                                                        3,253
                                                                                                                   ----------

VIRGIN ISLANDS (2.1%)
       250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),             Baa3      BBB                 271
            Ser. 2003, 6.13%, due 7/1/22
       750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund                                               773(^^)
            Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22
     1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,                                               995(T)
            5.30%, due 7/1/18                                                                                      ----------
                                                                                                                        2,039
                                                                                                                   ----------
            TOTAL INVESTMENTS (158.3%) (COST $153,698)                                                                156,295(##)

            Cash, receivables and other assets, less liabilities (1.5%)                                                 1,435

            Liquidation Value of Auction Market Preferred Shares [(59.8%)]                                           (59,000)
                                                                                                                   ----------
           TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                                $98,730
                                                                                                                   ----------

See Notes to Schedule of Investments

                                                      JULY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2007, selected Fund information on a U.S. federal income tax basis was as follows:

                                          GROSS           GROSS              NET
(000'S OMITTED)                      UNREALIZED      UNREALIZED       UNREALIZED
NEUBERGER BERMAN          COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA            $153,698           $2,763            $166           $2,597
INTERMEDIATE           466,220            8,456             885            7,571
NEW YORK               125,560            1,733             438            1,295

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 80%, 70%, and 61% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At July 31, 2007, these securities amounted to approximately $496,000 or 0.5% of net assets applicable to common shareholders for California, approximately $5,434,000 or 1.8% of net assets applicable to common shareholders for Intermediate and approximately $496,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2007.

(T)  Rated BBB by Fitch Investor Services, Inc.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: September 25, 2007


By:  /s/ John M. McGovern
     ---------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: September 25, 2007